Label	Element	Value
One+One Nasdaq-100® and Bitcoin ETF (Consolidated) | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	100.00%
One+One Nasdaq-100® and Bitcoin ETF (Consolidated) | Nasdaq-100 Micro E-Mini Futures Sep 25 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	103.40%
One+One Nasdaq-100® and Bitcoin ETF (Consolidated) | CME Micro Bitcoin Futures Sep 25 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	93.30%
One+One Nasdaq-100® and Bitcoin ETF (Consolidated) | Reverse Repurchase Agreements [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(66.80%)